Note 4. Convertible Notes Payable	6 Months Ended
Jun. 30, 2016
Notes
Note 4. Convertible Notes Payable

NOTE 4. CONVERTIBLE NOTES PAYABLE

The Company received on July 27, 2015, a total of $10,000 by issuance of one convertible note for $10,000. The convertible note is to pay to the order of the holder the sum of the promissory note at the time and in the manner provided. This convertible promissory note bear interest from the date of issuance at the rate of 8% per annum. This note is payable one year from the date of issuance. It is convertible any time at a fixed price of $0.40 per share. Commencing on the demand date, all principal and accrued interest shall be payable by the Company upon demand by the investor.

On September 9, 2015, the Company issued a convertible line of credit to an investor that provides for a maximum borrowing of $50,000.  As of June 30, 2016, the Company borrowed $46,250 under this convertible line of credit. The convertible line of credit (i) is unsecured, (ii) bears interest at the rate of 8% per annum, and (iii) is due on September 9, 2016.  The outstanding balance of under this convertible line of credit is convertible at any time at the option of the investor into shares of the Company’s common stock that is determined by dividing the amount to be converted by 60% of the bid price on the day of conversion.

Due to the variable conversion price associated with this convertible line of credit, the Company has determined that the conversion feature is considered derivative liabilities.  Accordingly, the Company recorded a change in fair value of the derivative liability in the amount of $10,610 and $11,632 for the three and six months ended June 30, 2016, respectively.  There was no such transaction during the three and six month periods ended June 30, 2015.

The Company recognized financing costs of $7,267 and $7,533 during the three and six months ended June 30, 2016, and $24,324 and $27,937 for the three and six months ended June 30, 2016 related to the amortization of the debt discount.

The Company received on January 8, 2016, a total of $20,000 by issuance of one convertible note for $20,000. The convertible note is to pay to the order of the holder the sum of the promissory note at the time and in the manner provided. This convertible promissory note bear interest from the date of issuance at the rate of 8% per annum. This note is payable one year from the date of issuance. It is convertible any time at a fixed price of $0.20 per share. Commencing on the demand date, all principal and accrued interest shall be payable by the Company upon demand by the investor.